Finance income - Summary of Finance Income (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Expenses [Abstract]
Foreign exchange differences	€ (3,116,662)	€ 11,100,392	€ 11,760,469
Interest income (expense)	224,494	(16,105)	(267,510)
Other finance expenses	(20,475)	(23,149)	(14,995)
Total finance (expenses)/income	€ (2,912,643)	€ 11,061,138	€ 11,477,964